Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014
Inventories
Crude oil	156,473	46,156	$ 136,722
Natural gas liquids:
Propane	85,159	45,428	207,694
Butane and other	19,051	24,090
Refined products	23,209
Renewables	11,778		36,517
Other	14,490	11,221
Inventories	310,160	126,895	$ 941,589
Consolidated total revenues | Customer concentration risk | Crude oil and natural gas liquids | Largest customer
Concentration of Credit Risk
Percentage of concentration risk	10.00%	10.00%
Consolidated accounts receivable | Customer concentration risk | Crude oil logistics
Concentration of Credit Risk
Number of customers or suppliers		1
Percentage of concentration risk		10.00%